Financial Liabilities: Interest-bearing Loans and Borrowings - Schedule of Secured and Unsecured Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Mar. 31, 2025	Aug. 31, 2024	Nov. 30, 2023
Financial Liabilities: Interest-bearing Loans and Borrowings
Total (excluding Guarantee facility)	€ 1,696,000
Committed Repayment	(140,000)
Committed unutilized	411,000
Proceeds from borrowing net of bank fees	1,309,206	€ 365,975	€ 199,935
Carrying amount	1,611,000
Green Corporate Facility (RCF + term loan)
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	283,000
Committed Repayment	(87,000)
Committed unutilized	€ 148,000
Average IRS rate (as percent)	2.70%
IRS nominal	247,000
Green Corporate Facility (RCF + term loan) | Minimum
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)	2.00%
Green Corporate Facility (RCF + term loan) | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)	2.75%
Green Corporate Facility - Guarantee
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	€ 157,000
Committed unutilized	€ 43,000
Green Corporate Facility - Guarantee | Minimum
Financial Liabilities: Interest-bearing Loans and Borrowings
Borrowings, interest rate (in percent)	0.80%
Green Corporate Facility - Guarantee | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Borrowings, interest rate (in percent)	1.20%
Total Green Corporate Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	€ 440,000
Committed Repayment	(87,000)
Committed unutilized	191,000
P-Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	421,000
Committed Repayment	(35,000)
Committed unutilized	€ 0
Average IRS rate (as percent)	3.00%
IRS nominal	105,100
Adjustment to interest rate basis (in percent)	1.60%
Notional amount	€ 425,000
P-Class Facility | Wind Peak
Financial Liabilities: Interest-bearing Loans and Borrowings
Proceeds from borrowing net of bank fees	421,000
Notional amount	214,000
Notional amount lapsed	4,000
A Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	262,000
Committed Repayment	(5,000)
Committed unutilized	€ 263,000
Adjustment to interest rate basis (in percent)	1.60%
Notional amount					€ 525,000
Wind Keeper Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	€ 125,000
Adjustment to interest rate basis (in percent)	2.10%
Notional amount				€ 150,000
M Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	€ 420,000
Committed Repayment	(13,000)
Committed unutilized	€ 0
Adjustment to interest rate basis (in percent)	2.50%
Notional amount						€ 436,000
HoldCo Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	€ 125,000
Adjustment to interest rate basis (in percent)	4.00%
Notional amount		€ 125,000					€ 80,000
HoldCo Facility II
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	€ 60,000
Adjustment to interest rate basis (in percent)	4.00%
Unsecured guarantee facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised	€ 96,000
Committed unutilized	€ 7,000